Even Herd Long Short ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Aerospace & Defense - 4.7%
Amprius Technologies, Inc. (a)(b)	16,230	$128,055
Embraer SA - ADR (b)	8,772	564,654
Howmet Aerospace, Inc. (b)	1,630	334,182
Joby Aviation, Inc. (a)	5,008	66,105
Kratos Defense & Security Solutions, Inc. (a)(b)	4,464	338,862
Mercury Systems, Inc. (a)(b)	4,365	318,689
Rocket Lab Corp. (a)(b)	6,712	468,229
RTX Corp.	952	174,597
TAT Technologies Ltd. (a)(b)	5,068	226,337
		2,619,710

Agriculture - 1.7%
Altria Group, Inc. (b)	2,171	125,180
British American Tobacco PLC - ADR (b)	11,556	654,300
Turning Point Brands, Inc.	1,632	176,909
		956,389

Airlines - 0.4%
Latam Airlines Group SA - ADR (b)	3,946	213,123

Apparel - 1.2%
Ralph Lauren Corp. (b)	570	201,558
Tapestry, Inc. (b)	3,497	446,811
		648,369

Auto Manufacturers - 1.0%
Tesla, Inc. (a)(b)	813	365,622
XPeng, Inc. - ADR (a)	9,493	192,518
		558,140

Auto Parts & Equipment - 0.8%
Garrett Motion, Inc. (b)	19,748	344,207
QuantumScape Corp. (a)(b)	7,340	76,483
Solid Power, Inc. (a)	9,543	40,558
		461,248

Banks - 8.9%
Bancorp, Inc. (a)(b)	10,960	740,019
Bank First Corp. (b)	1,346	163,970
Bank of New York Mellon Corp. (b)	3,523	408,985
Bankwell Financial Group, Inc. (b)	3,852	176,499
Citigroup, Inc. (b)	2,050	239,215
Coastal Financial Corp. (a)(b)	6,765	775,201
Deutsche Bank AG	4,523	174,407
Esquire Financial Holdings, Inc. (b)	5,491	560,466
Grupo Cibest SA - ADR (b)	2,618	166,531
HSBC Holdings PLC - ADR (b)	2,891	227,435
Mizuho Financial Group, Inc. - ADR (b)	29,632	216,906
NatWest Group PLC - ADR (a)(b)	21,662	379,085
Northern Trust Corp.	1,253	171,147
Third Coast Bancshares, Inc. (a)(b)	10,109	384,243
Woori Financial Group, Inc. - ADR (b)	2,830	166,376
		4,950,485

Biotechnology - 2.3%
Argenx SE - ADR (a)	205	172,395
Arrowhead Pharmaceuticals, Inc. (a)	3,218	213,643
AtaiBeckley, Inc. (a)	16,110	65,890
Gilead Sciences, Inc. (b)	1,252	153,670
Incyte Corp. (a)	1,610	159,020
Insmed, Inc. (a)(b)	1,276	222,075
Olema Pharmaceuticals, Inc. (a)	6,108	152,700
Prime Medicine, Inc. (a)(b)	50,244	174,347
		1,313,740

Chemicals - 1.2%
Hawkins, Inc. (b)	1,987	282,273
Oil-Dri Corp. of America (b)	3,078	150,637
Perimeter Solutions, Inc. (a)(b)	9,739	268,115
		701,025

Coal - 1.0%
Hallador Energy Co. (a)	7,808	148,664
Peabody Energy Corp.	5,898	175,171
Ramaco Resources, Inc. (a)(b)	12,311	221,598
		545,433

Commercial Services - 1.6%
Laureate Education, Inc. (a)(b)	6,276	211,313
Lincoln Educational Services Corp. (a)(b)	20,727	500,557
NPK International, Inc. (a)	13,585	161,933
		873,803

Computers - 1.5%
Lumentum Holdings, Inc. (a)(b)	702	258,750
Pitney Bowes, Inc. (b)	12,811	135,412
Rigetti Computing, Inc. (a)(b)	10,505	232,686
Seagate Technology Holdings PLC	816	224,718
		851,566

Distribution & Wholesale - 1.1%
OPENLANE, Inc. (a)(b)	9,911	295,150
VSE Corp. (b)	2,008	346,922
		642,072

Diversified Financial Services - 2.3%
Evercore, Inc. - Class A	415	141,204
EZCORP, Inc. - Class A (a)	8,418	163,478
Futu Holdings Ltd. - ADR (a)(b)	1,140	187,199
Nasdaq, Inc. (b)	1,720	167,064
Sprott, Inc. (b)	6,222	609,258
		1,268,203

Electric - 7.6%
Enlight Renewable Energy Ltd. (a)(b)	15,711	714,222
Entergy Corp. (b)	8,569	792,033
Kenon Holdings Ltd. (b)	11,416	756,995
Korea Electric Power Corp. - ADR (a)(b)	49,510	816,915
NRG Energy, Inc. (b)	5,220	831,233
Oklo, Inc. (a)(b)	1,190	85,394
Ormat Technologies, Inc. (b)	2,068	228,452
		4,225,244

Electrical Components & Equipment - 0.4%
Espey Mfg. & Electronics Corp.	4,370	205,958

Electronics - 4.5%
Allient, Inc. (b)	6,181	332,229
Bel Fuse, Inc. - Class A	1,101	167,132
Celestica, Inc. (a)(b)	2,226	658,028
Mirion Technologies, Inc. (a)(b)	16,933	396,571
OSI Systems, Inc. (a)(b)	1,257	320,610
Sanmina Corp. (a)	1,026	153,972
TE Connectivity PLC	767	174,500
TTM Technologies, Inc. (a)(b)	3,315	228,735
Vicor Corp. (a)	546	59,841
		2,491,618

Energy - Alternate Sources - 0.5%
Nextpower, Inc. - Class A (a)(b)	3,084	268,647

Engineering & Construction - 2.7%
Comfort Systems USA, Inc. (b)	208	194,124
Construction Partners, Inc. - Class A (a)(b)	2,149	233,274
EMCOR Group, Inc.	264	161,513
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,498	162,938
IHS Holding Ltd. (a)(b)	22,583	168,469
Primoris Services Corp. (b)	1,446	179,506
Sterling Infrastructure, Inc. (a)(b)	1,346	412,186
		1,512,010

Entertainment - 0.5%
Rush Street Interactive, Inc. - Class A (a)(b)	15,718	305,401

Environmental Control - 0.3%
CECO Environmental Corp. (a)(b)	2,857	170,991

Food - 0.7%
G Willi-Food International Ltd.	7,580	218,153
Seneca Foods Corp. - Class A (a)(b)	1,443	159,639
		377,792

Healthcare - Products - 1.6%
Adaptive Biotechnologies Corp. (a)(b)	35,641	578,810
Guardant Health, Inc. (a)(b)	3,370	344,212
		923,022

Healthcare - Services - 1.6%
MDxHealth SA (a)	23,887	85,277
Medpace Holdings, Inc. (a)	279	156,700
Pediatrix Medical Group, Inc. (a)	15,791	337,769
Tenet Healthcare Corp. (a)(b)	1,651	328,087
		907,833

Home Furnishings - 0.3%
Somnigroup International, Inc.	2,048	182,845

Insurance - 1.9%
Heritage Insurance Holdings, Inc. (a)(b)	13,213	386,612
Kingsway Financial Services, Inc. (a)(b)	9,059	121,844
Lemonade, Inc. (a)	1,663	118,372
Mercury General Corp. (b)	4,479	421,295
		1,048,123

Internet - 3.3%
Alphabet, Inc. - Class A (b)	1,447	452,911
AppLovin Corp. - Class A (a)	285	192,039
Bilibili, Inc. - ADR (a)(b)	5,663	139,253
eBay, Inc.	1,741	151,641
Opendoor Technologies, Inc. (a)(b)	11,383	66,363
OptimizeRx Corp. (a)	6,203	76,049
Robinhood Markets, Inc. - Class A (a)(b)	3,923	443,691
Shopify, Inc. - Class A (a)	1,054	169,663
Wayfair, Inc. - Class A (a)	1,698	170,496
		1,862,106

Investment Companies - 0.3%
Hut 8 Corp. (a)	3,367	154,680

Iron & Steel - 1.0%
ArcelorMittal SA	3,669	167,196
Carpenter Technology Corp. (b)	1,322	416,219
		583,415

Leisure Time - 0.6%
Royal Caribbean Cruises Ltd. (b)	1,306	364,270

Lodging - 0.3%
Atour Lifestyle Holdings Ltd. - ADR	3,708	146,095

Machinery - Construction & Mining - 0.6%
BWX Technologies, Inc. (b)	827	142,939
Caterpillar, Inc.	292	167,278
		310,217

Machinery - Diversified - 1.0%
DXP Enterprises, Inc. (a)(b)	1,390	152,608
Power Solutions International, Inc. (a)(b)	4,072	232,674
Zurn Elkay Water Solutions Corp.	3,605	167,597
		552,879

Metal Fabricate & Hardware - 1.2%
Mueller Industries, Inc. (b)	4,162	477,797
Xometry, Inc. - Class A (a)	2,863	170,263
		648,060

Mining - 11.1%
Agnico Eagle Mines Ltd. (b)	4,284	726,267
Alamos Gold, Inc. - Class A (b)	6,666	257,174
Cameco Corp. (b)	3,712	339,611
Century Aluminum Co. (a)	1,606	62,923
Endeavour Silver Corp. (a)	13,903	130,688
Energy Fuels, Inc. (a)	7,303	106,186
Hudbay Minerals, Inc. (b)	26,908	534,124
Idaho Strategic Resources, Inc. (a)	3,954	159,346
IperionX Ltd. - ADR (a)	3,450	124,838
Kinross Gold Corp. (b)	34,701	977,180
Metalla Royalty & Streaming Ltd. (a)	23,132	179,967
MP Materials Corp. (a)(b)	3,807	192,330
Newmont Corp. (b)	2,374	237,044
NioCorp Developments Ltd. (a)	9,666	51,230
Pan American Silver Corp. (b)	4,364	226,099
Perpetua Resources Corp. (a)(b)	15,897	384,866
Sibanye Stillwater Ltd. - ADR (a)	16,340	232,845
Skeena Resources Ltd. (a)(b)	35,513	842,724
Standard Lithium Ltd. (a)	41,624	186,059
Taseko Mines Ltd. (a)(b)	19,185	108,587
United States Antimony Corp. (a)	13,940	69,979
Western Copper & Gold Corp. (a)	31,054	82,914
		6,212,981

Multi-National - 0.5%
Banco Latinoamericano de Comercio Exterior SA (b)	5,852	260,999

Oil & Gas - 1.0%
Par Pacific Holdings, Inc. (a)(b)	11,459	402,669
Permian Basin Royalty Trust	8,885	150,868
		553,537

Oil & Gas Services - 5.0%
Enerflex Ltd.	8,154	125,816
Flotek Industries, Inc. (a)(b)	38,281	659,582
Geospace Technologies Corp. (a)	6,795	114,904
National Energy Services Reunited Corp. (a)	11,793	184,678
NCS Multistage Holdings, Inc. (a)	2,710	107,018
Solaris Energy Infrastructure, Inc. (b)	21,557	990,975
TechnipFMC PLC (b)	13,149	585,919
		2,768,892

Pharmaceuticals - 3.4%
Amneal Pharmaceuticals, Inc. (a)	14,065	177,219
Cardinal Health, Inc. (b)	3,525	724,387
Elanco Animal Health, Inc. (a)	7,366	166,693
Indivior PLC (a)	1,655	59,381
Mirum Pharmaceuticals, Inc. (a)(b)	2,324	183,573
Phibro Animal Health Corp. - Class A (b)	5,693	212,690
Rhythm Pharmaceuticals, Inc. (a)(b)	2,276	243,623
Xeris Biopharma Holdings, Inc. (a)	18,783	147,447
		1,915,013

Real Estate - 0.4%
Newmark Group, Inc. - Class A	13,041	226,131

Retail - 0.8%
Casey's General Stores, Inc. (b)	512	282,987
National Vision Holdings, Inc. (a)	5,828	150,479
		433,466

Semiconductors - 3.3%
AXT, Inc. (a)	4,073	66,594
Broadcom, Inc. (b)	1,192	412,551
KLA Corp.	137	166,466
Lam Research Corp. (b)	1,364	233,489
Micron Technology, Inc. (b)	1,068	304,818
NVIDIA Corp. (b)	2,858	533,017
Ouster, Inc. (a)	5,147	111,381
		1,828,316

Software - 5.2%
Alignment Healthcare, Inc. (a)(b)	9,834	194,222
Claritev Corp. (a)(b)	5,261	224,908
Cloudflare, Inc. - Class A (a)(b)	2,075	409,086
GigaCloud Technology, Inc. - Class A (a)(b)	9,311	365,736
JFrog Ltd. (a)	2,644	165,144
Magic Software Enterprises Ltd. (b)	10,298	265,173
NetEase, Inc. - ADR	1,102	151,657
Oracle Corp.	582	113,438
Palantir Technologies, Inc. - Class A (a)(b)	2,091	371,675
Red Violet, Inc. (b)	5,270	300,127
ROBLOX Corp. - Class A (a)(b)	2,534	205,330
Snowflake, Inc. - Class A (a)	629	137,977
		2,904,473

Telecommunications - 4.4%
AST SpaceMobile, Inc. - Class A (a)(b)	5,631	408,980
CommScope Holding Co., Inc. (a)	8,559	155,175
Frequency Electronics, Inc. (a)(b)	9,922	534,200
Gilat Satellite Networks Ltd. (a)	8,226	106,444
InterDigital, Inc.	467	148,683
Millicom International Cellular SA (b)	10,677	591,933
Telephone and Data Systems, Inc. (b)	4,363	178,883
VEON Ltd. - ADR (a)(b)	3,344	175,794
Vodafone Group PLC - ADR	13,165	173,910
		2,474,002

Transportation - 1.7%
C.H. Robinson Worldwide, Inc.	1,287	206,898
Euroseas Ltd. (b)	8,726	476,440
Imperial Petroleum, Inc. (a)	27,054	97,935
Ryder System, Inc.	889	170,146
		951,419

Water - 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (b)	18,526	441,856
TOTAL COMMON STOCKS (Cost $45,360,835)		54,815,597

REAL ESTATE INVESTMENT TRUSTS - 1.7%
CareTrust REIT, Inc. (b)	4,697	169,844
Industrial Logistics Properties Trust (b)	57,002	315,791
Welltower, Inc. (b)	2,517	467,180
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $845,789)		952,815

WARRANTS - 0.0% (c)	Contracts
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $9.00 (a)	387	349
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $13.00 (a)	387	201
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $17.00 (a)	387	155
TOTAL WARRANTS (Cost $0)		705

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 16.9%	Shares
First American Government Obligations Fund - Class X, 3.67% (d)	9,452,908	9,452,908
TOTAL MONEY MARKET FUNDS (Cost $9,452,908)		9,452,908

TOTAL INVESTMENTS - 116.8% (Cost $55,659,532)		65,222,025
Liabilities in Excess of Other Assets - (16.8)%		(9,367,129)
TOTAL NET ASSETS - 100.0%		$55,854,896

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of December 31, 2025 is $42,020,351.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Even Herd Long Short ETF
Schedule of Securities Sold Short
December 31, 2025 (Unaudited)

COMMON STOCKS - (34.7)%	Shares	Value
Advertising - (0.2)%
WPP PLC - ADR	(4,507)	$(101,227)

Airlines - (0.4)%
Sun Country Airlines Holdings, Inc.	(14,120)	(203,187)

Auto Manufacturers - (0.3)%
Ferrari NV	(472)	(174,432)

Auto Parts & Equipment - (0.4)%
Allison Transmission Holdings, Inc.	(2,094)	(205,003)

Banks - (1.2)%
Merchants Bancorp	(8,958)	(305,109)
Triumph Financial, Inc.	(5,920)	(370,770)
		(675,879)

Beverages - (0.9)%
Boston Beer Co., Inc. - Class A	(831)	(162,153)
Constellation Brands, Inc. - Class A	(1,401)	(193,282)
National Beverage Corp.	(5,106)	(162,830)
		(518,265)

Biotechnology - (0.9)%
Legend Biotech Corp. - ADR	(4,700)	(102,178)
Ultragenyx Pharmaceutical, Inc.	(4,979)	(114,517)
Xencor, Inc.	(8,412)	(128,788)
Zai Lab Ltd. - ADR	(8,202)	(144,683)
		(490,166)

Building Materials - (1.1)%
Carrier Global Corp.	(2,988)	(157,886)
Knife River Corp.	(2,175)	(153,011)
Owens Corning	(1,181)	(132,166)
Tecnoglass, Inc.	(3,270)	(164,546)
		(607,609)

Chemicals - (0.4)%
Axalta Coating Systems Ltd.	(3,458)	(111,728)
FMC Corp.	(3,394)	(47,075)
Westlake Chemical Partners LP	(3,083)	(58,577)
		(217,380)

Commercial Services - (5.0)%
ABM Industries, Inc.	(3,948)	(167,000)
Afya Ltd. - Class A	(11,165)	(172,053)
Alarm.com Holdings, Inc.	(2,909)	(148,417)
BrightView Holdings, Inc.	(14,346)	(181,764)
Distribution Solutions Group, Inc.	(5,900)	(161,601)
FTI Consulting, Inc.	(1,004)	(171,513)
ICF International, Inc.	(4,683)	(399,460)
MarketAxess Holdings, Inc.	(1,307)	(236,894)
Paysafe Ltd.	(30,893)	(249,924)
Sezzle, Inc.	(4,796)	(304,426)
Strategic Education, Inc.	(1,788)	(143,398)
Verisk Analytics, Inc.	(782)	(174,926)
WillScot Holdings Corp.	(15,888)	(299,171)
		(2,810,547)

Computers - (0.9)%
HP, Inc.	(9,818)	(218,745)
Insight Enterprises, Inc.	(1,041)	(84,810)
KBR, Inc.	(4,729)	(190,106)
		(493,661)

Cosmetics & Personal Care - (0.3)%
Prestige Consumer Healthcare, Inc.	(2,820)	(173,966)

Distribution & Wholesale - (0.5)%
Copart, Inc.	(3,487)	(136,516)
Watsco, Inc.	(428)	(144,215)
		(280,731)

Diversified Financial Services - (0.8)%
Blue Owl Capital, Inc. - Class A	(19,903)	(297,351)
Cohen & Steers, Inc.	(2,595)	(162,914)
		(460,265)

Electric - (0.6)%
PG&E Corp.	(21,134)	(339,623)

Electrical Components & Equipment - (0.3)%
Novanta, Inc.	(1,318)	(156,829)

Electronics - (0.7)%
Badger Meter, Inc.	(939)	(163,771)
CTS Corp.	(4,795)	(205,562)
		(369,333)

Engineering & Construction - (0.2)%
Exponent, Inc.	(1,511)	(104,954)

Entertainment - (0.7)%
Caesars Entertainment, Inc.	(5,488)	(128,364)
Six Flags Entertainment Corp.	(5,544)	(85,045)
Vail Resorts, Inc.	(1,457)	(193,490)
		(406,899)

Environmental Control - (0.3)%
Tetra Tech, Inc.	(5,166)	(173,268)

Food - (0.9)%
Albertsons Cos., Inc. - Class A	(9,215)	(158,222)
Conagra Brands, Inc.	(8,693)	(150,476)
Ingredion, Inc.	(1,520)	(167,595)
		(476,293)

Forest Products & Paper - (0.3)%
International Paper Co.	(4,640)	(182,770)

Healthcare - Products - (1.5)%
Azenta, Inc.	(4,641)	(154,359)
Baxter International, Inc.	(9,161)	(175,067)
Enovis Corp.	(5,042)	(134,319)
GE HealthCare Technologies, Inc.	(2,687)	(220,388)
UFP Technologies, Inc.	(768)	(170,519)
		(854,652)

Healthcare - Services - (0.9)%
CorVel Corp.	(2,294)	(155,235)
Elevance Health, Inc.	(583)	(204,371)
Surgery Partners, Inc.	(7,511)	(116,045)
		(475,651)

Household Products & Wares - (1.1)%
Clorox Co.	(1,331)	(134,205)
Spectrum Brands Holdings, Inc.	(5,593)	(330,435)
WD-40 Co.	(736)	(144,918)
		(609,558)

Insurance - (0.9)%
F&G Annuities & Life, Inc.	(6,236)	(192,381)
RLI Corp.	(2,694)	(172,362)
Skyward Specialty Insurance Group, Inc.	(2,823)	(144,283)
		(509,026)

Internet - (1.2)%
Grindr, Inc.	(12,763)	(172,811)
JD.com, Inc. - ADR	(11,331)	(325,199)
MakeMyTrip Ltd.	(2,331)	(191,422)
		(689,432)

Investment Companies - (0.3)%
Blackstone Secured Lending Fund	(6,162)	(162,245)

Leisure Time - (0.6)%
Lucky Strike Entertainment Corp.	(38,109)	(322,783)

Machinery - Diversified - (1.7)%
Albany International Corp. - Class A	(3,834)	(194,384)
Cactus, Inc. - Class A	(8,302)	(379,235)
Esab Corp.	(1,570)	(175,401)
Ingersoll Rand, Inc.	(2,206)	(174,759)
		(923,779)

Media - (0.6)%
Cable One, Inc.	(1,908)	(215,318)
Liberty Global Ltd. - Class A	(12,954)	(144,307)
		(359,625)

Miscellaneous Manufacturing - (0.6)%
Avient Corp.	(5,289)	(165,229)
Entegris, Inc.	(1,969)	(165,888)
		(331,117)

Office - Business Equipment - (0.3)%
Zebra Technologies Corp. - Class A	(697)	(169,246)

Oil & Gas - (0.3)%
ConocoPhillips	(1,707)	(159,792)

Oil & Gas Services - (0.3)%
SLB Ltd.	(4,486)	(172,173)

Pharmaceuticals - (0.3)%
Amphastar Pharmaceuticals, Inc.	(6,753)	(180,845)

Pipelines - (0.3)%
ONEOK, Inc.	(2,165)	(159,127)

Retail - (1.2)%
Freshpet, Inc.	(2,637)	(160,672)
Murphy USA, Inc.	(450)	(181,584)
PC Connection, Inc.	(2,900)	(167,504)
Starbucks Corp.	(2,198)	(185,094)
		(694,854)

Semiconductors - (0.8)%
GlobalFoundries, Inc.	(9,845)	(343,787)
Texas Instruments, Inc.	(639)	(110,860)
		(454,647)

Software - (3.4)%
Adobe, Inc.	(421)	(147,346)
Atlassian Corp. - Class A	(1,027)	(166,518)
CCC Intelligent Solutions Holdings, Inc.	(39,403)	(313,254)
HubSpot, Inc.	(337)	(135,238)
Monday.com Ltd.	(882)	(130,148)
nCino, Inc.	(6,771)	(173,608)
Nice Ltd. - ADR	(1,246)	(140,848)
Schrodinger, Inc.	(10,070)	(180,051)
Strategy, Inc. - Class A	(3,286)	(499,308)
		(1,886,319)

Telecommunications - (0.7)%
Harmonic, Inc.	(23,666)	(234,057)
Iridium Communications, Inc.	(9,928)	(172,548)
		(406,605)

Transportation - (0.4)%
RXO, Inc.	(16,898)	(213,591)
TOTAL COMMON STOCKS (Proceeds $21,172,344)		(19,357,354)

REAL ESTATE INVESTMENT TRUSTS - (1.9)%
Alexandria Real Estate Equities, Inc.	(3,436)	(168,158)
Apple Hospitality REIT, Inc.	(13,495)	(159,916)
Douglas Emmett, Inc.	(14,263)	(156,750)
GEO Group, Inc.	(10,377)	(167,277)
Innovative Industrial Properties, Inc.	(4,934)	(233,674)
Mid-America Apartment Communities, Inc.	(1,339)	(186,001)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,266,597)		(1,071,776)

CLOSED-END FUNDS - (0.3)%
Blue Owl Capital Corp.	(13,875)	(172,466)
TOTAL CLOSED-END FUNDS (Proceeds $166,192)		(172,466)

TOTAL SECURITIES SOLD SHORT - (36.9)% (Proceeds $22,605,133)		$(20,601,596)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Even Herd Long Short ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$54,815,597	$–	$–	$54,815,597
Real Estate Investment Trusts	952,815	–	–	952,815
Warrants	705	–	–	705
Money Market Funds	9,452,908	–	–	9,452,908
Total Investments	$65,222,025	$–	$–	$65,222,025

Liabilities:
Investments:
Common Stocks	$(19,357,354)	$–	$–	$(19,357,354)
Real Estate Investment Trusts	(1,071,776)	–	–	(1,071,776)
Closed-End Funds	(172,466)	–	–	(172,466)
Total Investments	$(20,601,596)	$–	$–	$(20,601,596)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for further disaggregation of investment categories.